Critical Accounting Estimates and Assumptions (Recognition of Deferred Tax Assets) (Details) ¥ in Millions	Dec. 31, 2017 CNY (¥)
Critical accounting estimates and assumptions [abstract]
Minimum future taxable income to fully utilize deferred tax assets	¥ 477